Expense Example {- Government Portfolio} - 03.31 FIMM Funds Class 1 Combo PRO-09 - Government Portfolio - Class I	May 29, 2021 USD ($)
Expense Example:
1 year	$ 18
3 years	62
5 years	110
10 years	$ 253